Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Note 1 - Organization and Operations

Vnue, Inc. (formerly Tierra Grande Resources, Inc.)

Vnue, Inc. (formerly Tierra Grande Resources, Inc.) ("VNUE", "TGRI", or the "Company") was incorporated under the laws of the State of Nevada on April 4, 2006. TGRI engaged in the acquisition and exploration of mineral properties and was inactive prior to the acquisition of Vnue, Inc. (a company incorporated under the laws of the State of Washington).

Vnue Washington and Consolidated Entities

Vnue, LLC

Vnue LLC ("Vnue LLC" or “Predecessor”) is a limited liability company organized under the laws of the State of Delaware on August 1, 2013 which began operations in January 2014. On December 3, 2014, Vnue LLC filed a certificate of merger and merged into VNUE Washington with VNUE Washington as the surviving corporation. VNUE LLC offers a technology driven solution for Artist, Venues and Festivals to automate the capturing, publishing and monetization of the content.

Vnue, Inc.

VNUE, Inc. ("VNUE Washington") was incorporated on October 16, 2014 under the laws of the State of Washington for the sole purpose of acquiring all of the membership interests of the Predecessor.

On December 3, 2014, the Company issued an aggregate of 7,800,001 shares of the newly formed corporation’s common stock to the members of the Predecessor for all of their membership interests in the Predecessor. No value was given to the common stock issued by the newly formed corporation. The acquisition process utilizes the capital structure of VNUE Washington and the assets and liabilities of the Predecessor, which are recorded at historical cost.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the Predecessor’s accumulated deficit of $334,543 at December 3, 2014 to additional paid-in capital.

The accompanying financial statements have been prepared as if the Company had its corporate capital structure as of the date of the incorporation of the Predecessor.

Vnue Technology Inc.

Vnue Technology Inc. ("Vnue Tech") was incorporated under the laws of the State of Washington on October 16, 2014, with VNUE Washington owning 90% of the shares and 10% owned by one of VNUE Washington's directors. Vnue Tech is currently inactive.

Vnue Media Inc.

Vnue Media Inc. ("Vnue Media") was incorporated under the laws of the State of Washington on October 16, 2014, with VNUE Washington owning 89% of the shares and 11% owned by one of VNUE Washington's directors. Vnue Media is currently inactive.

Acquisition of Vnue Washington Treated as a Reverse Acquisition

On May 29, 2015, Vnue, Inc. (formerly Tierra Grande Resources Inc.) (“TGRI”) closed the Agreement and Plan of Merger (the “Merger Agreement”), initially entered into on April 13, 2015 with Vnue Washington and all of the stockholders of Vnue Washington.

Upon closing of the Merger Agreement a total of 507,629,872 shares of TGRI common stock were issued as follows: (i) all shares of Vnue Washington stock of any class or series issued and outstanding immediately prior to the closing of the Merger Agreement were automatically converted into and exchanged for an aggregate of 477,815,488 fully paid and non-assessable shares of TGRI common stock; and (ii) an aggregate of 29,814,384 shares of TGRI common stock were issued to Matheau J. W. Stout, Esq. as payment for services performed prior to and in connection with the Merger. The number of TGRI common shares issued to Vnue Washington's stockholders for the acquisition of all shares of Vnue Washington represented approximately 79.0% of the issued and outstanding common stock immediately after the closing of the Merger Agreement. The board of directors and the members of the management of TGRI resigned and the board of directors and the member of the management of Vnue Washington became the board of directors and the member of the management of the combined entities upon closing of the Merger Agreement.

As a result of the controlling financial interest of the former stockholders of Vnue Washington, for financial statement reporting purposes, the merger between TGRI and Vnue Washington was treated as a reverse acquisition, with Vnue Washington deemed the accounting acquirer and TGRI deemed the accounting acquiree under the acquisition method of accounting in accordance with Section 805-10-55 of the FASB Accounting Standards Codification. The reverse acquisition is deemed a capital transaction in substance whereas the assets and liabilities of Vnue Washington (the accounting acquirer) are carried forward to TGRI (the legal acquirer and the reporting entity) at their carrying value before the combination and the equity structure (the number and type of equity interests issued) of Vnue Washington is being retroactively restated using the exchange ratio established in the Merger Agreement to reflect the number of shares of TGRI issued to effectuate the acquisition.  The number of common shares issued and outstanding and the amount recognized as issued equity interests in the consolidated financial statements is determined by adding the number of common shares deemed issued and the issued equity interests of Vnue Washington immediately prior to the business combination to the unredeemed shares and the fair value of TGRI determined in accordance with the guidance in ASC Section 805-40-55 applicable to business combinations, i.e. the equity structure (the number and type of equity interests issued) in the consolidated financial statements immediately post the combination reflects the equity structure of TGRI, including the equity interests the legal parent issued to effect the combination.

Note 1 - Organization and Operations

Vnue, LLC

Vnue LLC ("Vnue LLC" or “Predecessor”) is a limited liability company organized under the laws of the State of Delaware on August 1, 2013 which began operations in January 2014. On December 3, 2014, Vnue LLC filed a certificate of merger and merged into VNUE Washington with VNUE Washington as the surviving corporation. VNUE LLC offers a technology driven solution for Artist, Venues and Festivals to automate the capturing, publishing and monetization of the content.

Vnue, Inc.

VNUE, Inc. ("VNUE Washington", or the "Company") was incorporated on October 16, 2014 under the laws of the State of Washington for the sole purpose of acquiring all of the membership interests of the Predecessor.

On December 3, 2014, the Company issued an aggregate of 7,998,001 shares of the newly formed corporation’s common stock to the members of the Predecessor for all of their membership interests in the Predecessor. No value was given to the common stock issued by the newly formed corporation. The acquisition process utilizes the capital structure of VNUE Washington and the assets and liabilities of the Predecessor, which are recorded at historical cost.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the Predecessor’s accumulated deficit of $334,543 at December 3, 2014 to additional paid-in capital.

The accompanying financial statements have been prepared as if the Company had its corporate capital structure as of the date of the incorporation of the Predecessor.

Vnue Technology Inc.

Vnue Technology Inc. ("Vnue Tech") was incorporated under the laws of the State of Washington on October 16, 2014, with VNUE Washington owning 90% of the shares and 10% owned by one of VNUE Washington's directors. Vnue Tech is currently inactive.

Vnue Media Inc.

Vnue Media Inc. ("Vnue Media") was incorporated under the laws of the State of Washington on October 16, 2014, with VNUE Washington owning 89% of the shares and 11% owned by one of VNUE Washington's directors. Vnue Media is currently inactive.